Share capital and other equity - Paid-in equity (Details) £ / shares in Units, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£) £ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)		Aug. 31, 2017 USD ($)	Aug. 31, 2017 CAD ($)	Dec. 31, 2016 GBP (£)
Borrowings
Equity | £		£ 43,556		£ 46,490	[1]		£ 49,093	[1]
Paid-in equity
Borrowings
Equity | £		4,058		4,058	[1]		4,058	[1]			£ 4,582
Paid-in equity | Additional tier 1 notes callable August, 2020, USD
Borrowings
Equity | £		£ 1,278		£ 1,278			£ 1,278
Notional amount | $	$ 2,000		$ 2,000			$ 2,000
Interest rate	7.50%	7.50%	7.50%	7.50%		7.50%	7.50%
Conversion rate | £ / shares		£ 3.606
Par value | £ / shares		£ 1
Paid-in equity | Additional tier 1 notes callable August, 2025, USD
Borrowings
Equity | £		£ 734		£ 734			£ 734
Notional amount | $	$ 1,150		$ 1,150			$ 1,150
Interest rate	8.00%	8.00%	8.00%	8.00%		8.00%	8.00%
Paid-in equity | Additional tier 1 notes callable August, 2021, USD
Borrowings
Equity | £		£ 2,046		£ 2,046			£ 2,046
Notional amount | $	$ 2,650		$ 2,650			$ 2,650
Interest rate	8.625%	8.625%	8.625%	8.625%		8.625%	8.625%
Conversion rate | £ / shares		£ 2.284
Par value | £ / shares		£ 1
Paid-in equity | EMTN note redeemed October, 2017, USD
Borrowings
Notional amount | $									$ 564
Paid-in equity | EMTN note redeemed October, 2017, CAD
Borrowings
Notional amount | $										$ 321
Paid-in equity | Maximum | Additional Tier 1 notes
Borrowings
CET1 ratio (as a percent)	7.00%	7.00%

[1]	Restated for IAS12 ‘income taxes’ refer to accounting policy 1, Other amendments to IFRS, for further details.